STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	3 Months Ended
	Mar. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Share Price | $ / shares		$ 9.20
PIPE Financing and Associated Subscription Agreements [Member]
Class of Stock [Line Items]
Additional in Net tangible assets | $	$ 600,000,000
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Common shares, shares issued (in shares)		5,114,713
Common shares, shares outstanding (in shares)		5,114,713
Shares subject to possible redemption	50,000,000	44,885,287
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, shares issued (in shares)	50,000,000	5,114,713
Common shares, shares outstanding (in shares)	50,000,000	5,114,713
Class A common stock subject to possible redemption, issued (in shares)		44,885,287
Shares subject to possible redemption	50,000,000	44,885,287
Share Price | $ / shares	$ 10
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares issued (in shares)	50,000,000	5,114,713
Common shares, shares outstanding (in shares)	50,000,000	5,114,713
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	12,500,000	12,500,000
Common shares, shares outstanding (in shares)	12,500,000	12,500,000
Ratio to be applied to the stock in the conversion	20
Series A Common Stock [Member]
Class of Stock [Line Items]
Net tangible assets | $	$ 5,000,001
Series A common stock subject to possible redemption | $	$ 500,157,359